Risk and Capital Management: Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Working capital	$ (2,270)	$ 31,562
Current assets	35,048	38,821
Current liabilities	37,318	7,259
Credit facility fees	32,752	40,489	$ 50,733
Sprott Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	34,660
Credit facility fees	$ 32,752	$ 40,489	$ 42,734	$ 44,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Potential change in market prices	10.00%
Value at risk	$ 658